Leases - Right-of-use assets (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Balance, beginning of year	₽ 279,249	₽ 345,051
Additions to right-of-use assets		6,391
Modification of right-of use assets	10,754	2,756
Depreciation charge for the period	(75,182)	(74,365)
Translation difference	299	(584)
Balance, end of year	₽ 215,120	₽ 279,249